SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Use of Estimates (Policies)	Sep. 30, 2025
December 31, 2024
Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses, and related disclosures at the date of the consolidated financial statements. Significant estimates include, but are not limited to, convertible debt, valuation of deferred tax assets and any related valuation allowances, contingent assets and liabilities, and valuation of stock-based compensation awards. Actual results could materially differ from those estimates.

September 30, 2025
Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses, and related disclosures. Significant estimates include, but are not limited to, the valuation of convertible debt and stock-based compensation, deferred tax assets and associated valuation allowances, and fair value measurements. Actual results could differ materially from those estimates.